Financial risk management	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Financial risk management

16. Financial risk management:

The Company has exposure to the following risks from its use of financial instruments: credit risk, market risk, liquidity risk, and capital risk. Management, the Board of Directors, and the Audit Committee monitor risk management activities and review the adequacy of such activities. There have been no significant changes to the Company’s risk management strategies since December 31, 2024.

Amounts receivable consist of:

	June 30,	December 31,
	2025	2024

Trade receivables	$679	$3,265
Other miscellaneous receivables	90	102

	$769	$3,367

Trade receivables by geography consist of:

	June 30,	December 31,
	2025	2024

United States	$152	$154
Europe	527	338
Asia/Pacific	-	2,773

	$679	$3,265

An aging of the Company’s trade receivables are as follows:

	June 30,	December 31,
	2025	2024

Current	$347	$3,236
31-60 days	109	29
61-90 days	218	-
Over 91 days	5	-

	$679	$3,265

The balance of the past due amounts relates to recurring customers and are considered collectible.